Submission	Oct. 04, 2024
Submission [Line Items]
Central Index Key	0000063754
Registrant Name	MCCORMICK & CO INC
Registration File Number	333-271070
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES